UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7043

Name of Registrant:	Vanguard Admiral Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1:	Schedule of Investments

Vanguard Admiral Treasury Money Market Fund Schedule of Investments November 30, 2007
	Yield [1]	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (99.9%)

U.S. Treasury Bill	3.072%-3.927%	12/6/2007	1,010,365	1,009,822
U.S. Treasury Bill	3.852%-3.882%	12/13/2007	1,134,740	1,133,277
U.S. Treasury Bill	3.449%-3.690%	12/20/2007	949,630	947,799
U.S. Treasury Bill	3.510%-3.650%	12/27/2007	571,540	570,039
U.S. Treasury Bill	3.893%-3.960%	1/3/2008	1,472,000	1,466,784
U.S. Treasury Bill	3.975%-3.980%	1/10/2008	1,272,000	1,266,437
U.S. Treasury Bill	4.241%	1/17/2008	285,000	283,439
U.S. Treasury Bill	3.939%	1/24/2008	1,882,000	1,870,990
U.S. Treasury Bill	3.975%-4.914%	1/31/2008	985,000	977,453
U.S. Treasury Bill	4.662%-4.846%	2/7/2008	420,000	416,280
U.S. Treasury Bill	3.925%-4.835%	2/14/2008	855,000	846,814
U.S. Treasury Bill	3.874%-4.028%	2/21/2008	1,430,000	1,417,305
U.S. Treasury Bill	4.484%-4.678%	2/28/2008	1,210,000	1,196,654
U.S. Treasury Bill	4.062%-4.479%	3/6/2008	1,115,000	1,102,372
U.S. Treasury Bill	4.083%-4.145%	3/13/2008	945,000	934,059
U.S. Treasury Bill	4.208%	3/20/2008	590,000	582,573
U.S. Treasury Bill	4.025%	5/1/2008	1,100,000	1,081,678
U.S. Treasury Bill	3.719%	5/8/2008	640,000	629,683
U.S. Treasury Bill	3.693%	5/15/2008	910,000	894,789
U.S. Treasury Bill	3.521%	5/22/2008	825,000	811,283
U.S. Treasury Bill	3.397%	5/29/2008	850,000	835,805

Total U.S. Government Securities
(Cost $20,275,335)				20,275,335

Other Assets and Liabilities-Net (0.1%)				25,693

Net Assets (100%)				20,301,028

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 17, 2008

VANGUARD ADMIRAL FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 17, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.